As filed with the Securities and Exchange Commission on April 12, 2007
Securities Act File No. ___-
Investment Company Act File No. 811-09709

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
(Check appropriate box or boxes)

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-effective Amendment No. ___

☐	Post-effective Amendment No. ___
AND/OR

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑	Amendment No. 20
HIGHLAND FLOATING RATE ADVANTAGE FUND
(Exact Name of Registrant as Specified in Charter)
13455 Noel Road, Suite 800
Dallas, TX 75240
(Address of Principal Executive Offices)
(877) 665-1287
(Registrant’s Telephone Number)
James D. Dondero
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies of Communications to:
Philip H. Harris, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036-6522

Approximate date of proposed public offering:
April 12, 2007
If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑
It is proposed that this filing will become effective (check applicable box):
☐ when declared effective pursuant to section 8(c), or as follows:
The following boxes should only be included and completed if the registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this filing in accordance with Rule 486 under the Securities Act.
☑ immediately upon filing pursuant to paragraph (b) of Rule 486
☐ on (date) pursuant to paragraph (b) of Rule 486.
☐ 60 days after filing pursuant to paragraph (a) of Rule 486.
☐ on (date) pursuant to paragraph (a) of Rule 486.
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed	Proposed
Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(1)	Unit	Offering Price	Fee(2)
Common Shares of Beneficial Interest
Class A	50,000,000	$12.53	$626,500,000	$19,233.55
Class B	0	$0	$0	$0
Class C	50,000,000	$12.53	$626,500,000	$19,233.55
Class Z	25,000,000	$12.53	$313,250,000	$9,616.78

		Proposed	Proposed
Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	35,000,000	$12.82	$448,700,000	$48,010.90
Class B	0	$0	$0	$0
Class C	35,000,000	$12.39	$433,650,000	$46,400.55
Class Z	5,000,000	$12.39	$61,950,000	$6,628.65

		Proposed	Proposed
Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	20,000,000	$12.23	$244,600,000	$26,172.20
Class B	0	$0	$0	$0
Class C	20,000,000	$12.23	$244,600,000	$26,172.20
Class Z	0	$0	$0	$0

		Proposed	Proposed
Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	17,500,000	$12.26	$214,550,000	$25,252.54
Class B	0	$0	$0	$0
Class C	17,500,000	$12.26	$214,550,000	$25,252.54
Class Z	17,500,000	$12.26	$214,550,000	$25,252.54

Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	10,000,000	$12.06	$120,600,000	$14,195.00
Class B	0	$0	$0	$0
Class C	15,000,000	$12.06	$180,900,000	$21,292.00
Class Z	0	$0	$0	$0

Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	18,000,000	$11.50	$207,000,000	$16,746.30
Class B	15,000,000	$11.50	$172,500,000	$13,955.25
Class C	19,000,000	$11.50	$218,500,000	$17,676.65
Class Z	18,000,000	$11.50	$207,000,000	$16,746.30

Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	0	$0	$0	$0
Class B	7,000,000	$11.30	$79,100,000	$18,904.90
Class C	6,000,000	$11.30	$67,800,000	$16,204.20
Class Z	4,000,000	$11.30	$45,200,000	$10,802.80

Title of Securities	Amount of Shares	Maximum	Maximum	Amount of
Being	Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	2,290,000	$12.10	$27,709,000	$6,927.25
Class B	0	$0	$0	$0
Class C	1,590,000	$12.08	$19,207,200	$4,801.80
Class Z	90,000	$12.19	$1,097,100	$274.28

Proposed Title of	Proposed Amount	Maximum	Maximum	Amount of
Securities Being	of Shares Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	15,000,000	$12.04	$180,600,000	$47,678.40
Class B	5,000,000	$12.02	$60,100,000	$15,866.40
Class C	5,000,000	$12.02	$60,100,000	$15,866.40
Class Z	1,000,000	$12.03	$12,030,000	$3,175.92

Proposed Title of	Proposed Amount	Maximum	Maximum	Amount of
Securities Being	of Shares Being	Offering Price Per	Aggregate	Registration
Registered	Registered(3)	Unit	Offering Price	Fee(4)
Common Shares of Beneficial Interest
Class A	5,625,000	$12.00	$67,500,000	$18,765.00
Class B	5,625,000	$12.00	$67,500,000	$18,765.00
Class C	1,125,000	$12.00	$13,500,000	$3,753.00
Class Z	123,000	$12.00	$1,500,000	$417.00

(1)	Being registered pursuant to this Registration Statement.

(2)	Calculated pursuant to Rule 457(d) based on the net asset value per share of $12.53 for Class A Shares, the net asset value per share of $12.53 for Class C Shares and the net asset value per share of $12.53 for Class Z Shares as of April 3, 2007.

(3)	Previously registered.

(4)	Previously paid.

     Pursuant to Rule 429 under the Securities Act of 1933, the Prospectus Supplements contained herein also relate to the latest Prospectuses included in File No. 333-51788.
PARTS A AND B
     The Registrant’s prospectuses and statement of additional information as filed with the Securities and Exchange Commission on December 29, 2006 in Post-Effective Amendment No. 11 (under the Securities Act of 1933) and Amendment No. 19 (under the Investment Company Act of 1940) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-51788 and 811-09709), as amended to date, are incorporated into this filing by reference.

HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement Dated April 12, 2007
To Class A, B and C Shares Prospectus Dated January 1, 2007
THE PROSPECTUS FOR CLASS A, B AND C SHARES IS AMENDED AS FOLLOWS:
1.	All references in the Prospectus to the number of shares of each Class of the Fund registered with the Securities and Exchange Commission are amended to reflect the registration of an additional 50,000,000 Class A Shares and 50,000,000 Class C Shares. The total number of registered Class A Shares is 173,415,000 and the total number of registered Class C Shares is 170,215,000.
2.	The table on Page 38 of the Prospectus under the heading “Status of Shares” is replaced with the following:
     As of April 4, 2007, the following shares of the Fund were outstanding:

			(4)
		(3)	Amount
	(2)	Amount held by	Outstanding
(1)	Amount	Fund or for	Exclusive of Amount
Title of Class	Authorized	Its Account	Shown Under (3)
Class A	Unlimited	0	84,761,060.991
Class B	Unlimited	0	8,840,381.864
Class C	Unlimited	0	98,648,873.912
Class Z	Unlimited	0	24,237,766.909
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

HIGHLAND FLOATING RATE ADVANTAGE FUND
Supplement Dated April 12, 2007
To Class Z Shares Prospectus Dated January 1, 2007
THE PROSPECTUS FOR CLASS Z SHARES IS AMENDED AS FOLLOWS:
1.	All references in the Prospectus to the number of shares of the Fund registered with the Securities and Exchange Commission are amended to reflect the registration of an additional 25,000,000 Class Z Shares. The total number of registered Class Z Shares is 70,713,000.
2.	The table on Page 33 of the Prospectus under the heading “Status of Shares” is replaced with the following:
     As of April 4, 2007, the following shares of the Fund were outstanding:

			(4)
		(3)	Amount
	(2)	Amount held by	Outstanding
(1)	Amount	Fund or for	Exclusive of Amount
Title of Class	Authorized	Its Account	Shown Under (3)
Class A	Unlimited	0	84,761,060.991
Class B	Unlimited	0	8,840,381.864
Class C	Unlimited	0	98,648,873.912
Class Z	Unlimited	0	24,237,766.909
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

PART C –OTHER INFORMATION
ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS
(1) Financial Statements
The Registrant’s financial highlights for the fiscal years ended August 31, 2006, 2005, 2004, 2003, 2002 and 2001 and for the fiscal period ended August 31, 2000 are included in Part A of this Registration Statement in the section entitled “Financial Highlights.”
The Registrant’s audited financial statements and notes thereto from its Annual Report dated August 31, 2006, filed electronically with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended (the “1940 Act”), are incorporated by reference into Part B of this Registration Statement.
(2) Exhibits

(a)(1)	Agreement and Declaration of Trust.(1)

(a)(2)	Amendment to Agreement and Declaration of Trust.(2)

(a)(3)	Amendment to Agreement and Declaration of Trust.(4)

(a)(4)	Amendment to Agreement and Declaration of Trust.(7)

(a)(5)	Amendment to Agreement and Declaration of Trust.(8)

(b)(1)	By-Laws.(1)

(b)(2)	By-Laws.(5)

(b)(3)	By-Laws.(6)

(c)	Not applicable.

(d)	See Exhibits (a)(1)-(5)

(e)	Not applicable.

(f)	Not applicable.

(g)	Advisory Agreement between Registrant and Highland Capital Management, L.P. (“Highland”), dated December 18, 2006.(14)

(h)	Underwriting Agreement between Registrant and PFPC Distributors, Inc. dated April 16, 2004.(8)

(i)	Not applicable.

(j)	Custodian Services Agreement between Registrant and PFPC Trust Company, Inc. (“PFPC Trust”), dated October 18, 2004.(8)

(k)(1)	Administration Services Agreement between Registrant and Highland, dated October 18, 2004.(8)

(k)(2)	Sub-Administration Services Agreement between Registrant and PFPC Inc. (“PFPC”), dated October 18, 2004.(8)

(k)(3)	Accounting Services Agreement between Registrant and PFPC, dated October 18, 2004.(8)

(k)(4)	Transfer Agency Services Agreement between Registrant and PFPC, dated October 18, 2004.(8)

(k)(5)	Amended and Restated Revolving Credit and Security Agreement among Registrant, CRC Funding and Citicorp North America, Inc., dated October 18, 2004.(8)

(k)(6)	Control Agreement among Registrant, Citicorp North America, Inc. and PFPC Trust, dated October 18, 2004.(8)

(k)(7)	Amended and Restated Rule 12b-1 Distribution Plan. (11)

(k)(8)	Amended and Restated Rule 18f-13 Plan.(8)

(l)(1)	Opinion and Consent of Counsel.(2)

(l)(2)	Opinion and Consent of Counsel.(4)

(l)(3)	Opinion and Consent of Counsel.(9)

(l)(4)	Opinion and Consent of Counsel.(10)

(l)(5)	Opinion and Consent of Counsel.(12)

(l)(6)	Opinion and Consent of Counsel.(13)

(l)(7)	Opinion and Consent of Counsel.*

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm.*

(o)	Not applicable.

(p)	Subscription Agreement with Colonial Management Associates, Inc.(3)

(q)	Not applicable.

(r)(1)	Code of Ethics of Registrant.(8)

(r)(2)	Code of Ethics of Highland.(8)

(s)	Power of Attorney.(13)

*	Filed herewith.

(1)	Incorporated by reference to Registrant’s filing with the Securities and Exchange Commission (the “SEC”) on November 24, 1999.

(2)	Incorporated by reference to Registrant’s filing with the SEC on January 14, 2000.

(3)	Incorporated by reference to Registrant’s filing with the SEC on January 24, 2000.

(4)	Incorporated by reference to Registrant’s filing with the SEC on December 13, 2000.

(5)	Incorporated by reference to Registrant’s filing with the SEC on December 28, 2000.

(6)	Incorporated by reference to Registrant’s filing with the SEC on December 28, 2001.

(7)	Incorporated by reference to Registrant’s filing with the SEC on October 29, 2003.

(8)	Incorporated by reference to Registrant’s filing with the SEC on December 29, 2004.

(9)	Incorporated by reference to Registrant’s filing with the SEC on May 23, 2005.

(10)	Incorporated by reference to Registrant’s filing with the SEC on October 12, 2005.

(11)	Incorporated by reference to Registrant’s filing with the SEC on December 29, 2005.

(12)	Incorporated by reference to Registrant’s filing with the SEC on January 9, 2006.

(13)	Incorporated by reference to Registrant’s filing with the SEC on August 9, 2006.

(14)	Incorporated by reference to Registrant’s filing with the SEC on December 29, 2006.
ITEM 26. MARKETING ARRANGEMENTS
Not applicable.
ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION
None.
ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

Number of
Record Holders
as of
Title of Class	April 3, 2007
Class A	18,011

Class B	3,999

Class C	28,846

Class Z	4,791
ITEM 30. INDEMNIFICATION
The Agreement and Declaration of Trust, as amended from time to time, filed as Exhibit (a) to this Registration Statement provides for indemnification to each of the Registrant’s Trustees and officers against all liabilities and expenses incurred in acting as Trustee or officer, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustees and officers.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act, and will be governed by the final adjudication of such issue.
The Registrant, Highland and their respective trustees, partners and officers are insured by a Directors and Officers/Errors and Omissions Liability insurance policy through ICI Mutual Insurance Company.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
The description of the business of Highland is set forth under the caption “Management of the Fund” in the Prospectus forming part of this Registration Statement. The information as to the partners and officers of Highland set forth in Highland’s Form ADV, as filed with the SEC on November 19, 2004 (File No. 801-54874) and as amended through the date hereof, is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder, including journals, ledgers, securities records and other original records, are maintained primarily at the offices of Registrant’s custodian, PFPC Trust. All other records so required to be maintained are maintained at the offices of Highland, 13455 Noel Road, Suite 800, Dallas, Texas 75240.
ITEM 33. MANAGEMENT SERVICES
None.
ITEM 34. UNDERTAKINGS
The Registrant undertakes:
(1)	The Registrant undertakes to suspend the offering of shares until the prospectus is amended if: (a) subsequent to the effective date of the Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.
(2) Not applicable.
(3) Not applicable.
(4) (a) To file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement:
(1)	To include any prospectus required by Section 10(a)(3) of the 1933 Act;

(2)	To reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

(3)	To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.
(b)	That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and
(d)	That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; PROVIDED, HOWEVER, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.
(e)	That, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:
(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(2)	the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.
(5)	If applicable:
(a)	For purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933, shall be deemed to be part of this Registration Statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
(6)	To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 12th day of April, 2007.
     The Registrant hereby certifies that this Registration Statement meets all of the requirements for effectiveness under paragraph (b) of Rule 486 of the Securities Act of 1933, as amended.

HIGHLAND FLOATING RATE ADVANTAGE FUND
By:	/s/ James D. Dondero*
James D. Dondero, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

Signature	Title	Date

/s/ James D. Dondero* James D. Dondero	President (Principal Executive Officer)	April 12, 2007

/s/ M. Jason Blackburn M. Jason Blackburn	Treasurer (Principal Financial and Accounting Officer)	April 12, 2007

/s/ R. Joseph Dougherty* R. Joseph Dougherty	Chairman of the Board	April 12, 2007

Timothy K. Hui	Board Member	April 12, 2007

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Board Member	April 12, 2007

/s/ Bryan A. Ward* Bryan A. Ward	Board Member	April 12, 2007

James F. Leary	Board Member	April 12, 2007

* By:	/s/ M. Jason Blackburn	April 12, 2007
M. Jason Blackburn, as Attorney-in-Fact

INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number	Exhibit
(l)(7)	Opinion and Consent of Counsel.

(n)	Consent of Independent Registered Public Accounting Firm.